Average Annual Total Returns			12 Months Ended		49 Months Ended	60 Months Ended		66 Months Ended	120 Months Ended
		Dec. 05, 2025	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1],[2],[3],[4],[5]	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			1.25%	[1],[2],[3],[5]	(2.11%) [1]	(0.33%)	[2],[4],[5]	0.14% [2]	1.35%	[3],[5]
Bloomberg US 1-3 Year Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	Bloomberg US 1-3 Year Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)1
Average Annual Return, Percent	[5]		4.36%			1.58%			1.63%
Bloomberg Short Treasury Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[2]	Bloomberg Short Treasury Total Return Index (reflects no deductions for fees, expenses or taxes) (based on Class I inception date of June 28, 2019)1
Average Annual Return, Percent	[2]		5.26%			2.44%		2.41%
Aristotle Core Bond Fund Class I
Prospectus [Line Items]
Average Annual Return, Percent			2.05%		(1.47%)
Performance Inception Date		Dec. 14, 2020
Aristotle Core Bond Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions)
Average Annual Return, Percent			0.64%		(2.41%)
Aristotle Core Bond Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent			1.21%		(1.51%)
Aristotle Core Bond Fund, Class H
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class H (incepted December 5, 2025) (before taxes)
Average Annual Return, Percent		(1.47%)	2.05%
Performance Inception Date		Dec. 05, 2025
Aristotle Core Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (incepted December 31, 2010) (before taxes)
Average Annual Return, Percent			2.85%			1.20%			2.49%
Performance Inception Date		Dec. 31, 2010
Aristotle Core Income Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions)
Average Annual Return, Percent			0.82%			(0.36%)			1.02%
Aristotle Core Income Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent			1.67%			0.29%			1.28%
Aristotle Core Income Fund, Class H
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class H (incepted December 5, 2025) (before taxes)
Average Annual Return, Percent			2.84%			1.19%			2.48%
Performance Inception Date		Dec. 05, 2025
Aristotle Short Duration Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (incepted December 19, 2011) (before taxes)
Average Annual Return, Percent			5.43%			2.64%			2.60%
Performance Inception Date		Dec. 19, 2011
Aristotle Short Duration Income Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions)
Average Annual Return, Percent			3.31%			1.37%			1.48%
Aristotle Short Duration Income Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent			3.19%			1.48%			1.50%
Aristotle Short Duration Income Fund, Class H
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class H (incepted December 5, 2025) (before taxes)
Average Annual Return, Percent			5.42%			2.63%			2.59%
Performance Inception Date		Dec. 05, 2025
Aristotle Strategic Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (incepted December 19, 2011) (before taxes)
Average Annual Return, Percent			6.04%			3.93%			4.49%
Performance Inception Date		Dec. 19, 2011
Aristotle Strategic Income Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions)
Average Annual Return, Percent			3.50%			1.95%			2.56%
Aristotle Strategic Income Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent			3.54%			2.17%			2.60%
Aristotle Strategic Income Fund, Class H
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class H (incepted December 5, 2025) (before taxes)
Average Annual Return, Percent			6.03%			3.92%			4.48%
Performance Inception Date		Dec. 05, 2025
Aristotle Ultra Short Income Fund Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (incepted June 28, 2019) (before taxes)
Average Annual Return, Percent			6.01%			2.97%		2.95%
Performance Inception Date		Jun. 28, 2019
Aristotle Ultra Short Income Fund Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions)
Average Annual Return, Percent			3.73%			1.71%		1.72%
Aristotle Ultra Short Income Fund Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I (after taxes on distributions and sale of Fund shares)
Average Annual Return, Percent			3.52%			1.73%		1.73%
Aristotle Ultra Short Income Fund, Class H
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class H (incepted December 5, 2025) (before taxes)
Average Annual Return, Percent		2.95%	6.01%			2.97%
Performance Inception Date		Dec. 05, 2025

[1]	[1] The broad-based market index and the performance measurement benchmark for the Fund is the Bloomberg US Aggregate Bond Index.
[2]	The Fund’s broad-based market index is the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to the Bloomberg Short Treasury Total Return Index for the purpose of performance measurement.
[3]	The broad-based market index and the performance measurement benchmark for the Fund is the Bloomberg US Aggregate Bond Index.
[4]	The broad-based market index and the performance measurement benchmark for the Fund is the Bloomberg US Aggregate Bond Index.
[5]	The broad-based market index for the Fund is the Bloomberg US Aggregate Bond Index. The Fund is also benchmarked to the Bloomberg US 1-3 Year Government/Credit Bond Index for the purpose of performance measurement.